LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost:
Lease cost	$ 130	$ 0
Variable lease cost	26	0
Total operating lease cost	156	0
Short-term lease cost	1,155	19
Finance lease cost:
Amortization of right of use assets	2,758	3,312
Interest on lease liabilities	789	782
Variable lease cost	738	744
Total finance lease cost	4,285	4,838
Total lease cost	$ 5,596	$ 4,857